Investment Objectives and Goals	Apr. 25, 2025
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Blue Chip Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
MML Equity Income Fund | MML Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Equity Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks dividend income and long-term capital growth.
MML Equity Index Fund | MML Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Equity Index Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index*.
*
The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Focused Equity Fund | MML Focused Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Focused Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks growth of capital over the long-term.
MML Foreign Fund | MML Foreign Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Foreign Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term total return.
MML Fundamental Equity Fund | MML Fundamental Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Fundamental Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
MML Global Fund | MML Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Global Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
MML Income & Growth Fund | MML Income & Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Income & Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term total return and current income.
MML International Equity Fund | MML International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML International Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital growth.
MML Large Cap Growth Fund | MML Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Large Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital appreciation.
MML Managed Volatility Fund | MML Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Managed Volatility Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.
MML Mid Cap Growth Fund | MML Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Mid Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital appreciation.
MML Mid Cap Value Fund | MML Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Mid Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
MML Small Cap Growth Equity Fund | MML Small Cap Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Small Cap Growth Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term capital appreciation.
MML Small Company Value Fund | MML Small Company Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Small Company Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
MML Small/Mid Cap Value Fund | MML Small/Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Small/Mid Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks long-term total return.
MML Sustainable Equity Fund | MML Sustainable Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Sustainable Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation and income.
MML Total Return Bond Fund | MML Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Total Return Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
MML Conservative Allocation Fund | MML Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Conservative Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation.
MML Balanced Allocation Fund | MML Balanced Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Balanced Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation.
MML Moderate Allocation Fund | MML Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Moderate Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation.
MML Growth Allocation Fund | MML Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Growth Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation.
MML Aggressive Allocation Fund | MML Aggressive Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Aggressive Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation.
MML American Funds Growth Fund | MML American Funds Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML American Funds Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investors with growth of capital.
MML American Funds Core Allocation Fund | MML American Funds Core Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML American Funds Core Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.